Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Revenue	$ 161,918	$ 256,203
Cost of sales
Production costs	(79,008)	(116,628)
Depreciation and depletion	(41,944)	(64,153)
Royalties	(8,096)	(12,810)
Total cost of sales	(129,048)	(193,591)
Income from mine operations	32,870	62,612
Share of net loss related to joint venture	(1,050)
Service fee earned as operators of joint venture	1,892
Exploration and evaluation expenditures	(2,333)	(2,050)
General and administrative expenses	(11,660)	(12,590)
Income (loss) from operations	19,719	47,972
Loss due to loss of control of subsidiaries	(143,261)
Finance income	5,555	609
Finance expense	(10,737)	(17,810)
Foreign exchange loss	20	(383)
Income (loss) before income taxes	(128,704)	30,388
Current income tax expense	(1,079)	(1,301)
Deferred income tax expense	(11,430)	(22,774)
Net income (loss) and comprehensive income (loss) for the period	(141,213)	6,313
Canada [Member]
Statements [Line Items]
Revenue	0	0
Cost of sales
Production costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Total cost of sales	0	0
Income from mine operations	0	0
Share of net loss related to joint venture	(1,050)
Service fee earned as operators of joint venture	1,892
Exploration and evaluation expenditures	0	0
General and administrative expenses	(7,094)	(4,320)
Income (loss) from operations	(6,252)	(4,320)
Loss due to loss of control of subsidiaries	(16,364)
Finance income	5,457	197
Finance expense	(334)	(14)
Foreign exchange loss	(115)	(252)
Income (loss) before income taxes	(17,608)	(4,389)
Current income tax expense	(1,060)	(1,301)
Deferred income tax expense	0	0
Net income (loss) and comprehensive income (loss) for the period	(18,668)	(5,690)
Ghana [Member]
Statements [Line Items]
Revenue	161,918	256,203
Cost of sales
Production costs	(79,008)	(116,628)
Depreciation and depletion	(41,944)	(64,153)
Royalties	(8,096)	(12,810)
Total cost of sales	(129,048)	(193,591)
Income from mine operations	32,870	62,612
Share of net loss related to joint venture	0
Service fee earned as operators of joint venture	0
Exploration and evaluation expenditures	(2,333)	(2,050)
General and administrative expenses	(4,566)	(8,270)
Income (loss) from operations	25,971	52,292
Loss due to loss of control of subsidiaries	(126,897)
Finance income	98	412
Finance expense	(10,403)	(17,796)
Foreign exchange loss	135	(131)
Income (loss) before income taxes	(111,096)	34,777
Current income tax expense	(19)	0
Deferred income tax expense	(11,430)	(22,774)
Net income (loss) and comprehensive income (loss) for the period	$ (122,545)	$ 12,003